Schedule of Investments (Unaudited)		March 31, 2020
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 91.3%
Capital Equipment - 6.0%
Aerospace & Defense-5.3%
5,500	Boeing Co.	$820,270
3,800	General Dynamics Corp.	502,778
4,000	Lockheed Martin Corp.	1,355,800
		2,678,848

Diversified Operation-0.7%
2,000	Berkshire Hathaway, Inc. - CL B *	365,660

Consumer Cyclical - 11.8%
Apparel Manufacturing-1.8%
11,000	NIKE, Inc. - CL B	910,140

Automobile-1.6%
1,500	Tesla, Inc. *	786,000

Housing-1.5%
20,000	Lennar Corp. - CL A	764,000

Leisure Service-4.0%
2,500	Netflix, Inc. *	938,750
15,000	Royal Caribbean Cruises Ltd.	482,550
10,000	Wynn Resorts Ltd.	601,900
		2,023,200

Media-Radio/TV-2.9%
15,000	Walt Disney Co.	1,449,000

Energy - 2.2%
Oil & Gas-Exploration & Production-0.9%
12,000	EOG Resources, Inc.	431,040

Oil & Gas-Integrated-1.3%
3,000	Chevron Corp.	217,380
12,000	Exxon Mobil Corp.	455,640
		673,020

Financial - 20.0%
Bank-Money Center-7.0%
30,000	Bank of America Corp.	636,900
10,000	Goldman Sachs Group, Inc.	1,545,900
15,000	JPMorgan Chase & Co.	1,350,450
		3,533,250

Finance-Miscellaneous-13.0%
8,500	Fiserv, Inc. *	807,415
14,000	MasterCard, Inc. - CL A	3,381,840
15,000	Visa, Inc. - CL A	2,416,800
		6,606,055

Healthcare - 4.8%
Healthcare-Biomedical/Genetic-0.7%
90,000	Amarin Corp. - ADR *	360,000

Healthcare-Patient Care-2.0%
4,000	UnitedHealth Group, Inc.	997,520

Healthcare-Product-2.1%
12,000	Medtronic PLC	1,082,160

Retail - 16.5%
Retail-Major Chain-2.8%
5,000	Costco Wholesale Corp.	1,425,650

Retail-Restaurant-1.6%
5,000	McDonald's Corp.	826,750

Retail-Specialty-12.1%
4,500	Alibaba Group Holding Ltd. - ADR *	875,160
2,700	Amazon.com, Inc. *	5,264,244
		6,139,404

Technology - 27.3%#
Computer Data Storage-4.0%
8,000	Apple, Inc.	2,034,320

Computer-Software-6.3%
6,200	Automatic Data Processing, Inc.	847,416
15,000	Microsoft Corp.	2,365,650
		3,213,066

Electronic-Semiconductor-5.4%
25,000	Advanced Micro Devices, Inc. *	1,137,000
6,000	NVIDIA Corp.	1,581,600
		2,718,600

Internet-11.6%
8,000	Akamai Technologies, Inc. *	731,920
3,000	Alphabet, Inc. - CL C *	3,488,430
10,000	Facebook, Inc. - CL A *	1,668,000
		5,888,350

Transportation - 2.7%
Airline-2.7%
10,000	Delta Air Lines, Inc.	285,300
30,000	Southwest Airlines Co.	1,068,300
		1,353,600

Total Common Stocks (Cost $35,352,618)		46,259,633

MONEY MARKET FUNDS - 9.2%
4,670,725	First American Government Obligations Fund - Class X, 0.43% ^	4,670,725
Total Money Market Funds (Cost $4,670,725)		4,670,725

	Total Investments (Cost $40,023,343) - 100.5%	50,930,358
	Liabilities in Excess of Other Assets - (0.5)%	(277,758)
	TOTAL NET ASSETS - 100.0%	$50,652,600

ADR - American Depositary Receipt
PLC - Public Limited Company
*	Non-Income Producing.
#
As of March 31, 2020, the Monetta Fund had a significant portion of its assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

^	Rate shown is the seven day effective yield at March 31, 2020.
Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$46,259,633	$-	$-	$46,259,633
Money Market Funds	4,670,725	-	-	4,670,725
Total Investments	$50,930,358	$-	$-	$50,930,358

Refer to the Schedule of Investments for futher information on the classification of investments.